UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2011
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        August 10, 2011
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      109
Form 13F Information Table Value Total:      $150,096
List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     1121    11819 SH       SOLE                                      11819
ABB Ltd Spons ADR              COM              000375204      809    31156 SH       SOLE                                      31156
Abbott Laboratories            COM              002824100      709    13477 SH       SOLE                                      13477
Accenture PLC                  COM              G1151C101     2626    43456 SH       SOLE                                      43456
Adobe Systems Inc              COM              00724F101      224     7136 SH       SOLE                                       7136
Ametek Inc                     COM              031100100     1885    41978 SH       SOLE                                      41978
Amphenol Corp New Cl A         COM              032095101     2491    46142 SH       SOLE                                      46142
Apache Corporation             COM              037411105     1990    16131 SH       SOLE                                      16131
Apple Computer Inc             COM              037833100     2487     7408 SH       SOLE                                       7408
Aptargroup Inc                 COM              038336103      485     9258 SH       SOLE                                       9258
Automatic Data Proc            COM              053015103      247     4683 SH       SOLE                                       4683
Autozone Inc                   COM              053332102     1020     3459 SH       SOLE                                       3459
BCE Inc. New                   COM              05534B760      982    24987 SH       SOLE                                      24987
Bank of Montreal               COM              063671101     1729    27201 SH       SOLE                                      27201
Bard C.R. Inc.                 COM              067383109     2400    21847 SH       SOLE                                      21847
Barrick Gold Corp              COM              067901108      894    19740 SH       SOLE                                      19740
Becton Dickinson & Co          COM              075887109     2995    34756 SH       SOLE                                      34756
Bristol-Myers Squibb           COM              110122108      312    10777 SH       SOLE                                      10777
C H Robinson Worldwide Inc New COM              12541W209     3860    48959 SH       SOLE                                      48959
CNOOC Ltd Spons ADR            COM              126132109     1694     7179 SH       SOLE                                       7179
Canadian National Railway Corp COM              136375102     2243    28074 SH       SOLE                                      28074
Caterpillar Inc                COM              149123101     1169    10979 SH       SOLE                                      10979
Celgene Corporation            COM              151020104      560     9292 SH       SOLE                                       9292
Central Fund Of Canada         COM              153501101      675    33152 SH       SOLE                                      33152
CenturyLink                    COM              156700106     1080    26705 SH       SOLE                                      26705
Check Point Software           COM              M22465104     4087    71893 SH       SOLE                                      71893
Church & Dwight Inc            COM              171340102     2402    59243 SH       SOLE                                      59243
Cimarex Energy Co.             COM              171798101      371     4125 SH       SOLE                                       4125
Citrix Systems                 COM              177376100     1702    21273 SH       SOLE                                      21273
Clean Harbors Inc              COM              184496107     2193    21235 SH       SOLE                                      21235
Cognizant Tech                 COM              192446102     3983    54304 SH       SOLE                                      54304
Danaher Corp                   COM              235851102     2483    46859 SH       SOLE                                      46859
Dominion Resources             COM              25746U109     1186    24565 SH       SOLE                                      24565
Donaldson Company Inc          COM              257651109     1589    26192 SH       SOLE                                      26192
Dover Corp                     COM              260003108      298     4400 SH       SOLE                                       4400
EQT Corporation                COM              26884L109      816    15530 SH       SOLE                                      15530
Ecolab                         COM              278865100     3220    57116 SH       SOLE                                      57116
Emerson Electric Co            COM              291011104     1473    26186 SH       SOLE                                      26186
Endo Pharmaceuticals Holdings  COM              29264F205     2081    51805 SH       SOLE                                      51805
Energizer Holdings             COM              29266R108      348     4812 SH       SOLE                                       4812
Expeditors Int'l Wash          COM              302130109     1286    25126 SH       SOLE                                      25126
Factset Research System        COM              303075105     3036    29668 SH       SOLE                                      29668
Fastenal Co                    COM              311900104     1712    47576 SH       SOLE                                      47576
Fiserv Inc.                    COM              337738108     1660    26497 SH       SOLE                                      26497
Flowserve Corp                 COM              34354P105      886     8058 SH       SOLE                                       8058
Freeport-McMoran Copper & Gold COM              35671D857     1870    35350 SH       SOLE                                      35350
Grainger (WW) Inc              COM              384802104     3914    25472 SH       SOLE                                      25472
Hansen Natural Corp            COM              411310105      825    10197 SH       SOLE                                      10197
Helmerich & Payne              COM              423452101      525     7941 SH       SOLE                                       7941
Henry Schein Inc.              COM              806407102     2596    36264 SH       SOLE                                      36264
Humana Inc.                    COM              444859102     2276    28262 SH       SOLE                                      28262
Idexx Labs                     COM              45168D104     3027    39022 SH       SOLE                                      39022
Illinois Tool Works            COM              452308109     1367    24193 SH       SOLE                                      24193
Infosys Ltd Spons Adr          COM              456788108      546     8373 SH       SOLE                                       8373
Int'l Business Mach            COM              459200101     4200    24485 SH       SOLE                                      24485
Jacobs Engineering Group Inc   COM              469814107      372     8613 SH       SOLE                                       8613
Johnson & Johnson              COM              478160104     1163    17485 SH       SOLE                                      17485
Johnson Controls               COM              478366107      203     4884 SH       SOLE                                       4884
Joy Global Inc.                COM              481165108      514     5400 SH       SOLE                                       5400
Kellogg Co                     COM              487836108      736    13308 SH       SOLE                                      13308
Kirby Corporation              COM              497266106      327     5767 SH       SOLE                                       5767
Knight Transportation Inc      COM              499064103      294    17300 SH       SOLE                                      17300
McCormick & Co                 COM              579780206      991    19996 SH       SOLE                                      19996
McDonald's Corp                COM              580135101     1394    16536 SH       SOLE                                      16536
Merck & Co New                 COM              58933Y105      547    15502 SH       SOLE                                      15502
Microchip Technology           COM              595017104      547    14426 SH       SOLE                                      14426
Netease.com ADS                COM              64110W102      471    10445 SH       SOLE                                      10445
Newmont Mining                 COM              651639106      607    11253 SH       SOLE                                      11253
NextEra Energy Inc             COM              65339F101      238     4134 SH       SOLE                                       4134
Nice Systems Ltd ADR           COM              653656108      600    16498 SH       SOLE                                      16498
Nike Inc Cl B                  COM              654106103      900    10007 SH       SOLE                                      10007
Noble Energy Inc.              COM              655044105      464     5175 SH       SOLE                                       5175
Novo Nordisk Spons ADR         COM              670100205      894     7137 SH       SOLE                                       7137
O'Reilly Automotive Inc New    COM              67103H107     2479    37849 SH       SOLE                                      37849
Oracle Corporation             COM              68389x105     2335    70963 SH       SOLE                                      70963
Parker Hannifin Corp           COM              701094104      763     8503 SH       SOLE                                       8503
Potash Corp                    COM              73755L107      465     8155 SH       SOLE                                       8155
Praxair Inc                    COM              74005P104     2702    24928 SH       SOLE                                      24928
Procter & Gamble Co            COM              742718109      490     7711 SH       SOLE                                       7711
Public Storage Inc Com         COM              74460D109      551     4836 SH       SOLE                                       4836
Qualcomm Inc                   COM              747525103     1173    20661 SH       SOLE                                      20661
Quest Diagnostics              COM              74834L100      572     9674 SH       SOLE                                       9674
Questar Corporation            COM              748356102      740    41803 SH       SOLE                                      41803
Rogers Communications Cl B     COM              775109200     1136    28751 SH       SOLE                                      28751
Roper Inds Inc New Com         COM              776696106     1987    23859 SH       SOLE                                      23859
Royal Bank of Canada           COM              780087102      954    16731 SH       SOLE                                      16731
SINA Corporation               COM              G81477104      224     2152 SH       SOLE                                       2152
Shire Ltd Spons ADR            COM              82481R106     1192    12649 SH       SOLE                                      12649
Sigma-Aldrich Corp             COM              826552101     4492    61211 SH       SOLE                                      61211
Smucker, (JM)                  COM              832696405      817    10686 SH       SOLE                                      10686
Southern Co                    COM              842587107     1076    26646 SH       SOLE                                      26646
St. Jude Med Inc.              COM              790849103      471     9876 SH       SOLE                                       9876
Stericycle Inc                 COM              858912108     1943    21805 SH       SOLE                                      21805
Stryker Corp                   COM              863667101     1691    28805 SH       SOLE                                      28805
Suncor Energy Inc.             COM              867224107      323     8250 SH       SOLE                                       8250
Syngenta Adr                   COM              87160A100     2025    29967 SH       SOLE                                      29967
TRPrice Assoc                  COM              74144T108      518     8585 SH       SOLE                                       8585
Taiwan Semiconductor Mfg       COM              874039100      897    71112 SH       SOLE                                      71112
Teva Pharmaceutical            COM              881624209     1761    36520 SH       SOLE                                      36520
Thermo Fisher Scientific       COM              883556102      555     8616 SH       SOLE                                       8616
Toro Co                        COM              891092108      300     4966 SH       SOLE                                       4966
Toronto-Dominion Bank          COM              891160509     1315    15493 SH       SOLE                                      15493
Trimble Navigation Ltd         COM              896239100     1184    29868 SH       SOLE                                      29868
United Technologies            COM              913017109     3601    40689 SH       SOLE                                      40689
Vornado Realty Trust           COM              929042109      218     2339 SH       SOLE                                       2339
WGL Holdings Inc.              COM              92924f106      771    20024 SH       SOLE                                      20024
Walgreen Co                    COM              931422109      219     5153 SH       SOLE                                       5153
iShares S&P 500 Value Index Fu                  464287200     1222     9225 SH       SOLE                                       9225
iShares S&P MidCap 400 Growth                   464287606     1028     9264 SH       SOLE                                       9264